Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2022
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Adoption of new and amended standards and interpretations
5.	Adoption of new and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2022 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IAS 37
– Onerous Contracts – Costs of Fulfilling a Contract
An onerous contract is a contract under which the unavoidable of meeting the obligations under the contract costs (i.e., the costs that the Company cannot avoid because it has the contract) exceed the economic benefits expected to be received under it.
The amendments specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labour and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
As of December 31, 2022, the Company has not identified any contracts as being onerous. The Company will apply these amendments when an onerous contract is identified.
Amendments to IFRS 3
– Reference to the Conceptual Framework
The amendments replace a reference to a previous version of the IASB’s Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements.
The amendments add an exception to the recognition principle of IFRS 3 Business Combinations to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date.
The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.
These amendments had no impact on the consolidated financial statements of the Company as there were no business combinations within the scope of these amendments that arose during the period.

Amendment to IAS 16
– Property, Plant and Equipment: Proceeds before Intended Use
The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss.
These amendments had no impact on the consolidated financial statements of the Company.
Amendment to IFRS 9 –
Fees in the ’10 per cent’ test for derecognition of financial liabilities
The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf.
These amendments had no impact on the consolidated financial statements of the Company as there were no modifications of the Company’s financial instruments during the period.
Interest Rate Benchmark Reform –
Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•
A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

•	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued

•	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component
The Company has exposures to LIBORs on its variable rate aircraft loans. Amendments to the financial debt instruments with contractual terms indexed to LIBOR such that they incorporate new benchmark rates, is expected to be completed during 2023, using as the alternative reference rate, the Secured Overnight Financing Rate (SOFR).
Although US dollar LIBOR was planned to be discontinued by the end of 2021, in November 2020 the ICE Benchmark Administration (IBA), the
FCA-regulated
and authorized administrator of LIBOR, announced that it had started to consult on its intention to cease the publication of certain USD LIBORs after June 2023. Nevertheless, the Company is in the process of implementing appropriate fallback provisions for all US dollar LIBOR indexed exposures and expects to finish by the end of 2023.
As of December 31, 2022 the amendment had no impact on the consolidated financial statements of the Company. The Company intends to use the practical expedients in 2023, when the change on interest rate in our financing contracts become applicable.